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                                    September 8, 2005


Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:  Cohen & Steers Global Power Fund, Inc.
          --------------------------------------

Dear Sir or Madam:

     On behalf of Cohen & Steers Global Power Fund, Inc. (the "Fund"), we are hereby transmitting for filing under the Investment Company Act of 1940 (the "1940 Act") a Notification of Registration on Form N-8A. We also are transmitting for filing pursuant to the Securities Act of 1933 and the 1940 Act the Fund's Registration Statement on Form N-2 (the "Registration Statement").

     Please direct any comments or questions to Sarah E. Cogan, of Simpson Thacher & Bartlett LLP, at (212) 455-3575, or to me at (212) 446-9112.

                                    Very truly yours,



                                    Lawrence B. Stoller
                                    Executive Vice President and General Counsel


cc:    Keith A. O'Connell
       Senior Counsel

       Sarah E. Cogan, Esq.